Commitments and Contingencies - Future Minimum Purchase Obligations (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
2014	$ 271
2015	211
2016	151
2017	85
2018	13
2019 and thereafter	$ 30